Income Tax - Schedule of Provision for Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Current:
State					$ 2		$ 3
Non-U.S.					7	$ 31	23
Total current					9	31	26
Deferred:
Federal					1	1	6
State						2	1
Non-U.S.					(5)	4	(4)
Total deferred					(4)	7	3
Provision for income tax expense	$ 10	$ 5	$ 7	$ (5)	$ 5	$ 38	$ 29